Personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Salaries and employee benefits	$ 63,392	$ 53,432
Total Share-based compensation for continuing operations (per statement of loss)	6,228	3,391
Personnel expenses	$ 69,620	$ 56,823